Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	$ 50,180	$ 43,035	$ 15,980
Employee expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	14,374	5,398	2,406
Services expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	31,236	15,855	6,162
Material expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	3,776	3,368	2,017
License and IP expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	557	24	53
Consulting expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	6,921	5,280	3,287
Change in contingent consideration liabilities (Note 19)
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	(6,870)	12,938	1,991
Depreciation and amortization expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research and development expense	$ 186	$ 172	$ 64